Loans from Related Parties - Schedule of Loans from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total loans from related parties		$ 43
Loans from related parties in respect of salaries [Member]
Disclosure of transactions between related parties [line items]
Total loans from related parties		$ 43